AdvisorOne Funds

www.advisoronefunds.com

17645 Wright Street • Suite 200 ▪ Omaha, NE 68130

(866) 811-0225

CLS Strategic Global Equity Fund

Supplement dated April 24, 2020
to the Statement of Additional Information dated September 1, 2019

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Effective April 24, 2020, the CLS Strategic Global Equity Fund has ceased operations and is no longer available for purchase.

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This Supplement, dated April 24, 2020, and the Prospectus and Statement of Additional Information dated September 1, 2019, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling (866) 811-0225.